OTHER LIABILITIES - Disclosure Of Detailed Information About Validation Of Fair Value Of The Warrants (Details) - Warrant liability	12 Months Ended
	Dec. 31, 2022 $ / shares	Dec. 31, 2021 USD ($) $ / shares
Minimum
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Warrant expected life	15 months	4 months
Maximum
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Warrant expected life	24 months	30 months
Risk free rate | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	0.0396	0.0018
Risk free rate | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	0.0425	0.0069
Expected volatility | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	0.56	0.50
Expected volatility | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	0.60	0.57
Expected dividend
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	0	0
Share price
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	3.78	3.11